Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Schedule of Fair Value of the Elements Transactions	The following table reconciles the fair value of elements of the Transactions:
Fair value of consideration transferred
8,770,982 common shares	55,257,187
2,031,250 Class A non-voting special shares	10,115,625
65,372,812

Fair value of assets acquired and liabilities assumed
Cash	19,477,645
Accounts payable and accrued liabilities	(11,497,830)
Warrant liability(1)	(1,746,575)
6,233,240

Listing expense	59,139,572

(1)      Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants.